GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                           FutureFunds Series Account

                          Semi-Annual Report Form N-30D

                               File No. 811-03972

The information required to be contained in this report for the period ending September 30, 2002 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

American Century Equity-Income Fund
File No. 811-07820
Form N-30D
Filed via EDGAR and accepted on December 2, 2002
Accession No. 0000908186-02-000018